INCOME TAXES - Summary of Deferred Tax Asset Not Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Entity Location [Line Items]
Deductible temporary differences	$ 56,987	$ 62,198
Tax losses	306,493	304,759
Total unrecognized deferred tax assets	363,480	366,957
Canada
Entity Location [Line Items]
Deductible temporary differences	12,755	12,421
Tax losses	48,411	41,731
Total unrecognized deferred tax assets	61,166	54,152
U.S.
Entity Location [Line Items]
Deductible temporary differences	0	0
Tax losses	311	309
Total unrecognized deferred tax assets	311	309
Ghana
Entity Location [Line Items]
Deductible temporary differences	44,232	49,777
Tax losses	257,771	262,719
Total unrecognized deferred tax assets	$ 302,003	$ 312,496